BUSINESS ACQUISITIONS, DISPOSITIONS, GOODWILL AND INTANGIBLE ASSETS, Goodwill (FY) (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Roll Forward]
Goodwill - Beginning Balance	$ 9,884	$ 9,849	$ 10,065
Goodwill resulting from business combinations			195
Foreign currency translation and other	22	35	(411)
Goodwill - Ending Balance	9,906	9,884	9,849
HVAC [Member]
Goodwill [Roll Forward]
Goodwill - Beginning Balance	5,351	5,330	5,472
Goodwill resulting from business combinations			0
Foreign currency translation and other	2	21	(142)
Goodwill - Ending Balance	5,353	5,351	5,330
Refrigeration [Member]
Goodwill [Roll Forward]
Goodwill - Beginning Balance	1,228	1,231	1,417
Goodwill resulting from business combinations			1
Foreign currency translation and other	5	(3)	(187)
Goodwill - Ending Balance	1,233	1,228	1,231
Reduction of goodwill attributable to sale			(151)
Fire & Security [Member]
Goodwill [Roll Forward]
Goodwill - Beginning Balance	3,305	3,288	3,176
Goodwill resulting from business combinations			194
Foreign currency translation and other	15	17	(82)
Goodwill - Ending Balance	$ 3,320	$ 3,305	$ 3,288